Net investment in sublease (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	$ 25,000	$ 40,000
Interest income	613	1,459
Present value of minimum lease payments receivable	24,387	38,541
2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	25,000	40,000
Interest income	613	1,459
Present value of minimum lease payments receivable	$ 24,387	$ 38,541